Intangibles Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Identified Intangibles, Net [Abstract]
Schedule of Identified Intangible Assets, Net
Intangible assets and liabilities consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands, except weighted average remaining amortization period):

	June 30, 2013		December 31, 2012
	Balance	Weighted Average Remaining Amortization Period in Years	Balance	Weighted Average Remaining Amortization Period in Years	Balance Sheet Classification
Assets:
In place leases	$180,262	9.3	$174,615	9.7	Lease intangibles
Tenant relationships	180,675	11.2	178,269	11.6	Lease intangibles
Above market leases	24,719	6.6	25,387	6.9	Other intangibles, net
Below market leasehold interests	30,587	69.0	30,587	69.4	Other intangibles, net
	416,243		408,858
Accumulated amortization	(137,595)		(125,924)
Total	$278,648		$282,934

Liabilities:
Below market leases	$12,841	13.8	$12,823	13.7	Intangible liabilities, net
Above market leasehold interests	3,827	33.6	3,827	34.0	Intangible liabilities, net
	16,668		16,650
Accumulated amortization	(5,845)		(5,341)
Total	$10,823		$11,309

Intangible assets and liabilities consisted of the following as of December 31, 2012 and 2011 (in thousands, except weighted average remaining amortization period):

	December 31, 2012		December 31, 2011
	Balance	Weighted Average Remaining Amortization Period in Years	Balance	Weighted Average Remaining Amortization Period in Years	Balance Sheet Classification
Assets:
In place leases	$174,615	9.7	$156,578	10.1	Lease intangibles
Tenant relationships	178,269	11.6	163,842	12.4	Lease intangibles
Above market leases	25,387	6.9	22,585	7.2	Other intangibles, net
Below market leasehold interests	30,587	69.4	27,323	66.1	Other intangibles, net
	408,858		370,328
Accumulated amortization	(125,924)		(97,938)
Total	$282,934		$272,390

Liabilities:
Below market leases	$12,823	13.7	$12,378	14.2	Intangible liabilities, net
Above market leasehold interests	3,827	34.0	3,827	34.8	Intangible liabilities, net
	16,650		16,205
Accumulated amortization	(5,341)		(4,373)
Total	$11,309		$11,832

Summary of Intangible Amortization
The following is a summary of the net intangible amortization for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Months Ended June 30,
	2013	2012
Amortization recorded against rental income related to above or below market leases	$881	$715
Rental expense related to above or below market leasehold interests	189	307
Amortization expense related to in place leases and tenant relationships	19,957	21,446

The following is a summary of the net intangible amortization for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Amortization recorded against rental income related to above or below market leases	$1,682	$1,983	$1,349
Rental expense related to above or below market leasehold interests	521	700	383
Amortization expense related to in place leases and tenant relationships	41,643	40,489	28,662

Schedule of Expected Amortization Expense
As of December 31, 2012, the amortization of intangible assets and liabilities for each of the next five years and thereafter is as follows (in thousands):

Year	Assets	Liabilities
2013	$38,213	$1,458
2014	34,823	1,061
2015	31,392	882
2016	28,037	719
2017	23,874	542
Thereafter	126,595	6,647
Total	$282,934	$11,309